Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Adaptive Alpha Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Adaptive Alpha Opportunities ETF
Class Name	Adaptive Alpha Opportunities ETF
Trading Symbol	AGOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adaptive Alpha Opportunities ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/AGOX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/AGOX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AGOX	$65	1.24%*
*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 370,796,942
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 1,745,547
Investment Company, Portfolio Turnover	672.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size	$370,796,942
Number of Holdings	157
Net Advisory Fee	$1,745,547
Portfolio Turnover Rate	672.90%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell 2000 ETF	11.5%
Invesco QQQ Trust Series 1	9.6%
SPDR S&P 500 ETF Trust	4.1%
Western Digital Corp	3.6%
JPMorgan Chase & Co	3.1%
Reddit Inc	3.0%
Cloudflare Inc	2.8%
Charter Communications Inc	2.8%
Vanguard Financials ETF	2.6%
Microsoft Corp	2.5%

Adaptive Hedged Multi-Asset Income ETF
Shareholder Report [Line Items]
Fund Name	Adaptive Hedged Multi-Asset Income ETF
Class Name	Adaptive Hedged Multi-Asset Income ETF
Trading Symbol	AMAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Adaptive Hedged Multi-Asset Income ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/AMAX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/AMAX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMAX	$60	1.15%*
*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 40,105,678
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 41,130
Investment Company, Portfolio Turnover	173.52%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size	$40,105,678
Number of Holdings	30
Net Advisory Fee	$41,130
Portfolio Turnover Rate	173.52%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings
FT Vest Gold Strategy Target Income ETF	15.0%
SPDR S&P 500 ETF Trust	13.0%
iShares Bitcoin Trust ETF	9.3%
VanEck Gold Miners ETF/USA	9.2%
Strategy Inc	8.6%
Invesco QQQ Trust Series 1	6.5%
UBS AG ETRACS Crude Oil Shares Covered Call ETN	4.9%
YieldMax GOOGL Option Income Strategy ETF	1.4%
YieldMax AAPL Option Income Strategy ETF	1.1%
YieldMax MSFT Option Income Strategy ETF	1.0%

RH Tactical Outlook ETF
Shareholder Report [Line Items]
Fund Name	RH Tactical Outlook ETF
Class Name	RH Tactical Outlook ETF
Trading Symbol	RHTX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RH Tactical Outlook ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RHTX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/RHTX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RHTX	$75	1.40%*
*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.40%	[3]
Net Assets	$ 8,518,675
Holdings Count | Holdings	8
Advisory Fees Paid, Amount
Investment Company, Portfolio Turnover	37.15%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size	$8,518,675
Number of Holdings	8
Net Advisory Fee	-
Portfolio Turnover Rate	37.15%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings
SPDR S&P 500 ETF Trust	48.1%
SPDR Portfolio S&P 400 Mid Cap ETF	21.6%
iShares Russell 2000 ETF	8.2%
SPDR Gold Shares	7.5%
iShares Silver Trust	7.1%
Strategy Inc	2.9%

RH Tactical Rotation ETF
Shareholder Report [Line Items]
Fund Name	RH Tactical Rotation ETF
Class Name	RH Tactical Rotation ETF
Trading Symbol	RHRX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RH Tactical Rotation ETF for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/RHRX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/RHRX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RHRX	$68	1.25%*
*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[4]
Net Assets	$ 16,811,353
Holdings Count | Holdings	7
Advisory Fees Paid, Amount
Investment Company, Portfolio Turnover	5.16%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size	$16,811,353
Number of Holdings	7
Net Advisory Fee	-
Portfolio Turnover Rate	5.16%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings
SPDR Portfolio S&P 500 Growth ETF	24.7%
SPDR S&P 500 ETF Trust	23.2%
SPDR NYSE Technology ETF	18.1%
Communication Services Select Sector SPDR ETF	16.9%
Consumer Discretionary Select Sector SPDR ETF	14.2%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized